Investment in Associates	12 Months Ended
Dec. 31, 2022
Investments in Associates.
Investments in Associates

Note 12 – Investments in Associates

a)	As of December 31, 2022 and 2021, investments in associates are as follows:

		Investment			Investment
	Entity's share	Investment amount	Income	Entity's share	Investment amount	Income
	as of December 31,	as of December 31,	as of December 31,	as of December 31,	as of December 31,	as of December 31,
Entity	2022	2022	2022	2021	2021	2021
	%	MM$	MM$	%	MM$	MM$
Nexus S.A. (3)	—%	—	—	14.8148%	—	468
Transbank S.A.(1)	8.7188%	9,672	2,270	8.7188%	7,399	(1,085)
Combanc S.A.(2)	9.8100%	745	80	9.8100%	670	260
IMERC OTC S.A.(2)	8.6624%	1,167	79	8.6624%	1,083	70
Totals		11,584	2,429		9,152	(287)
(1)

On November 30, 2021, a purchase sale agreement was executed over the total participation held over Operadora de Tarjeta de Crédito Nexus SA (“Nexus”), together with the rest of current shareholder of Nexus, in order to sell to Minsait 100% of the equity held. As of December 31, 2022, the transaction was completed and Banco Itaú Chile ceased to be a shareholder of Nexus (See Note 3).

(2)

As of the second quarter of 2021, the Bank gained significant influence over Combanc S.A. and Imerc OTC S.A. Management concluded that, because of fact that the Bank can elect one of the members of the Board of Directors in each of these entities, in addition to other factors, such as significant transactions between the Bank and these entities, exchange of essential technical information with its investees and other factors, the Bank has significant influece in the financial and operating decision-making of these investees, but does not control them. With this transaction, the Bank’s total interest increased to 9.81%.

b)	Summarized financial information of associates as of December 31, 2022 and 2021:

	As of December 31,				As of December 31,
	2022				2021
	Assets	Liabilities	Equity	Income	Assets	Liabilities	Equity	Income
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Nexus S.A	—	—	—	—	21,145	9,673	8,310	3,162
Transbank S.A	1,498,207	1,387,278	84,898	26,031	1,317,587	1,232,689	97,337	(12,439)
Combanc S.A.	8,358	1,004	6,424	930	7,569	931	6,246	392
IMERC OTC S.A.	35,564	22,342	12,350	872	35,641	23,023	12,247	371
Totals	1,542,129	1,410,624	103,672	27,833	1,381,942	1,266,316	124,140	(8,514)

c)	Investment in associates movements for the years ended December 31, 2022 and 2021 are as follows:

	2022	2021
	MCh$	MCh$
Balances as of January 1,	9,152	7,149
Investment acquisition (2)	—	106
Investments reclassified to held for sale (3)	—	(1,279)
Participation in income (1)	2,429	2,304
Transbank capital	—	872
Other	3	—
Totals	11,584	9,152
(1)	Refer to reference (2) within section a) “Associated entities” regarding to 2021.
(2)	In November 2021, Banco Itaú Chile acquired 157 shares of Combanc S.A., giving it an increase of 1.63% in its interest ownership. With this transaction, the Bank’s total interest increased to 9.81%.
(3)	Refer to reference (1) within section a) “Associated entities”.